Quarterly Holdings Report
for
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
July 31, 2026
NUD-NPRT3-0926
1.9908947.103
Common Stocks - 95.3%
	Shares	Value ($)
AUSTRALIA - 1.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
REA Group Ltd	51	5,760
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd	1,333	59,912
Lottery Corp/The	10,185	39,904
TOTAL CONSUMER DISCRETIONARY		99,816
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Woodside Energy Group Ltd	1,628	38,103
Financials - 0.3%
Banks - 0.2%
Commonwealth Bank of Australia	510	63,752
Capital Markets - 0.0%
ASX Ltd	323	12,460
Macquarie Group Ltd	66	11,716
		24,176
Insurance - 0.1%
QBE Insurance Group Ltd	1,474	25,566
Suncorp Group Ltd	718	9,661
		35,227
TOTAL FINANCIALS		123,155
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	267	22,377
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	12,691	26,169
TOTAL HEALTH CARE		48,546
Industrials - 0.5%
Commercial Services & Supplies - 0.1%
Brambles Ltd	3,092	42,446
Professional Services - 0.1%
Computershare Ltd	1,764	50,685
Transportation Infrastructure - 0.3%
Transurban Group unit	8,033	83,421
TOTAL INDUSTRIALS		176,552
Materials - 0.1%
Metals & Mining - 0.1%
Imdex Ltd	1,118	2,887
Lynas Rare Earths Ltd (a)	1,205	11,827
PLS Group Ltd (a)	5,568	16,179
South32 Ltd	5,787	18,450
TOTAL MATERIALS		49,343
TOTAL AUSTRALIA		541,275
AUSTRIA - 0.8%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	729	53,087
Financials - 0.7%
Banks - 0.7%
BAWAG Group AG (b)(c)	193	38,992
Erste Group Bank AG	1,594	207,340
TOTAL FINANCIALS		246,332
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	118	8,103
TOTAL AUSTRIA		307,522
BELGIUM - 1.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV	697	60,536
Financials - 1.3%
Banks - 1.3%
KBC Group NV	3,353	481,961
Financial Services - 0.0%
Sofina SA	38	10,771
TOTAL FINANCIALS		492,732
Health Care - 0.2%
Health Care Providers & Services - 0.1%
Fagron	1,249	33,415
Pharmaceuticals - 0.1%
UCB SA	187	48,066
TOTAL HEALTH CARE		81,481
TOTAL BELGIUM		634,749
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	2,595	282,260
CANADA - 14.2%
Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
Dollarama Inc	540	73,563
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	141	14,049
Pet Valu Holdings Ltd	595	8,331
		22,380
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings Inc Subordinate Voting Shares (a)	682	6,096
Gildan Activewear Inc	810	44,838
		50,934
TOTAL CONSUMER DISCRETIONARY		146,877
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	3,683	239,105
George Weston Ltd	913	68,235
TOTAL CONSUMER STAPLES		307,340
Energy - 1.9%
Energy Equipment & Services - 0.1%
Pason Systems Inc	3,735	33,038
Oil, Gas & Consumable Fuels - 1.8%
ARC Resources Ltd	816	19,517
Cameco Corp	913	78,792
Canadian Natural Resources Ltd	2,719	129,525
Enbridge Inc	2,890	157,256
Imperial Oil Ltd	495	64,177
Keyera Corp	2,332	99,079
PrairieSky Royalty Ltd	1,766	43,676
Suncor Energy Inc	1,451	97,441
		689,463
TOTAL ENERGY		722,501
Financials - 6.9%
Banks - 4.8%
Bank of Montreal	1,332	238,940
Bank of Nova Scotia/The	2,395	210,089
Canadian Imperial Bank of Commerce	1,528	180,981
National Bank of Canada	2,174	351,646
Royal Bank of Canada	1,994	417,348
Toronto Dominion Bank	3,892	466,535
		1,865,539
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	111	5,369
Brookfield Corp Class A	385	16,363
TMX Group Ltd	3,715	135,790
		157,522
Insurance - 1.7%
Definity Financial Corp	1,438	82,094
iA Financial Corp Inc	95	14,046
Intact Financial Corp	672	131,946
Manulife Financial Corp	4,165	184,979
Sun Life Financial Inc	3,126	259,361
		672,426
TOTAL FINANCIALS		2,695,487
Industrials - 1.4%
Aerospace & Defense - 0.3%
CAE Inc (a)	4,515	116,462
Commercial Services & Supplies - 0.4%
BOYD GROUP SERVICES INC	249	25,739
Element Fleet Management Corp	4,291	96,298
RB Global Inc	137	15,027
		137,064
Construction & Engineering - 0.0%
AtkinsRealis Group Inc	410	25,412
Ground Transportation - 0.5%
Canadian National Railway Co	503	63,958
Canadian Pacific Kansas City Ltd	1,335	118,582
		182,540
Professional Services - 0.2%
Thomson Reuters Corp	715	70,141
TOTAL INDUSTRIALS		531,619
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (a)	106	35,075
Celestica Inc (United States) (a)	219	72,586
		107,661
IT Services - 0.6%
Shopify Inc Class A (a)	1,874	219,477
Software - 0.3%
Constellation Software Inc/Canada	51	109,250
TOTAL INFORMATION TECHNOLOGY		436,388
Materials - 1.7%
Chemicals - 0.1%
Nutrien Ltd	699	48,247
Metals & Mining - 1.6%
Agnico Eagle Mines Ltd/CA	529	76,800
Franco-Nevada Corp	1,864	396,561
Kinross Gold Corp	752	17,338
Lundin Gold Inc	458	25,644
OR Royalties Inc	1,420	42,199
Teck Resources Ltd Class B	912	54,882
Triple Flag Precious Metals Corp	367	10,542
		623,966
TOTAL MATERIALS		672,213
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	733	24,460
TOTAL CANADA		5,536,885
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	876	43,152
Lundin Mining Corp	3,627	89,805

TOTAL CHILE		132,957
CHINA - 0.4%
Financials - 0.2%
Banks - 0.2%
BOC Hong Kong Holdings Ltd	11,630	77,411
Industrials - 0.2%
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,333	78,103
TOTAL CHINA		155,514
DENMARK - 0.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	348	43,594
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	298	43,960
Industrials - 0.5%
Air Freight & Logistics - 0.5%
DSV A/S	750	162,091
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	551	14,832
TOTAL INDUSTRIALS		176,923
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (a)(b)(c)	545	12,191
TOTAL DENMARK		276,668
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	285	11,495
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Kesko Oyj B Shares	2,044	50,865
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	573	20,193
Financials - 0.2%
Insurance - 0.2%
Sampo Oyj A Shares	7,459	82,584
Industrials - 0.3%
Machinery - 0.3%
Metso Oyj	1,936	35,966
Wartsila OYJ Abp	1,531	51,799
TOTAL INDUSTRIALS		87,765
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	6,572	60,745
Nokia Oyj ADR	1,481	13,536
TOTAL INFORMATION TECHNOLOGY		74,281
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	3,776	43,273
TOTAL FINLAND		370,456
FRANCE - 6.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	30	16,474
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	271	21,120
Personal Care Products - 0.0%
L'Oreal SA	35	15,589
TOTAL CONSUMER STAPLES		36,709
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Gaztransport Et Technigaz SA	157	35,430
TotalEnergies SE	1,863	164,175
TOTAL ENERGY		199,605
Financials - 1.7%
Banks - 1.0%
BNP Paribas SA	2,158	274,215
Credit Agricole SA	603	13,474
Societe Generale SA Series A	928	87,229
		374,918
Insurance - 0.7%
AXA SA	5,531	286,669
TOTAL FINANCIALS		661,587
Industrials - 3.3%
Aerospace & Defense - 1.8%
Airbus SE	952	223,490
Safran SA	1,080	424,420
		647,910
Construction & Engineering - 0.2%
Eiffage SA	461	65,520
Electrical Equipment - 0.7%
Legrand SA	1,888	287,031
Ground Transportation - 0.0%
Stef SA	68	10,617
Machinery - 0.0%
Alstom SA (a)	956	17,711
Trading Companies & Distributors - 0.4%
Rexel SA	3,117	128,822
Thermador Groupe	146	12,745
		141,567
Transportation Infrastructure - 0.2%
Getlink SE Series A	3,778	80,510
TOTAL INDUSTRIALS		1,250,866
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	1,635	38,038
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	1,237	243,700
Real Estate - 0.2%
Retail REITs - 0.2%
Unibail-Rodamco-Westfield unit	538	65,328
TOTAL FRANCE		2,512,307
GERMANY - 5.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.0%
Auto1 Group SE (a)	879	22,888
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	189	34,969
TOTAL CONSUMER DISCRETIONARY		57,857
Consumer Staples - 0.4%
Household Products - 0.3%
Henkel AG & Co KGaA	1,395	114,307
Personal Care Products - 0.1%
Beiersdorf AG	343	31,861
TOTAL CONSUMER STAPLES		146,168
Financials - 1.0%
Capital Markets - 0.1%
Deutsche Bank AG	1,096	40,285
Deutsche Boerse AG	42	12,651
		52,936
Insurance - 0.9%
Allianz SE	590	293,881
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	64	38,445
		332,326
TOTAL FINANCIALS		385,262
Health Care - 0.4%
Pharmaceuticals - 0.4%
Bayer AG	1,012	56,162
Merck KGaA	568	93,872
TOTAL HEALTH CARE		150,034
Industrials - 2.1%
Aerospace & Defense - 0.8%
Hensoldt AG	85	7,808
Rheinmetall AG	230	304,048
		311,856
Air Freight & Logistics - 0.1%
Deutsche Post AG	489	32,666
Construction & Engineering - 0.2%
HOCHTIEF AG	139	71,040
Electrical Equipment - 0.3%
Siemens Energy AG	713	121,811
Industrial Conglomerates - 0.7%
Siemens AG	819	268,343
Machinery - 0.0%
Gea Group Ag	381	27,086
TOTAL INDUSTRIALS		832,802
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
LPKF Laser & Electronics SE (a)	376	6,178
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	545	39,111
Software - 0.2%
SAP SE	436	79,917
TOTAL INFORMATION TECHNOLOGY		125,206
Materials - 0.5%
Construction Materials - 0.5%
Heidelberg Materials AG	980	182,442
Metals & Mining - 0.0%
Aurubis AG	60	12,564
TOTAL MATERIALS		195,006
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	2,467	59,851
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	180	11,869
Multi-Utilities - 0.1%
E.ON SE	1,011	21,780
TOTAL UTILITIES		33,649
TOTAL GERMANY		1,985,835
HONG KONG - 0.4%
Financials - 0.2%
Insurance - 0.2%
AIA Group Ltd	7,204	72,623
Prudential PLC	1,071	16,095
TOTAL FINANCIALS		88,718
Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	6,380	26,944
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Sino Land Co Ltd	21,884	29,858
TOTAL HONG KONG		145,520
IRELAND - 0.6%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	3,030	8,514
Consumer Staples - 0.3%
Food Products - 0.3%
Kerry Group PLC Class A	1,068	101,974
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	2,345	27,731
Bank of Ireland Group PLC	1,868	38,967
TOTAL FINANCIALS		66,698
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	435	40,255
TOTAL IRELAND		217,441
ISRAEL - 0.4%
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM	1,968	47,859
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (a)	525	18,380
Industrials - 0.3%
Aerospace & Defense - 0.3%
Elbit Systems Ltd	77	62,018
Information Technology - 0.0%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	323	17,817
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (a)	203	17,268
TOTAL ISRAEL		163,342
ITALY - 2.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	782	44,277
Financials - 2.5%
Banks - 1.9%
BPER Banca SPA	674	10,935
FinecoBank Banca Fineco SpA	1,244	33,984
Intesa Sanpaolo SpA	49,416	373,551
UniCredit SpA	3,311	312,267
		730,737
Financial Services - 0.0%
Banca Mediolanum SpA	1,205	32,196
Insurance - 0.6%
Generali	4,274	216,602
TOTAL FINANCIALS		979,535
Industrials - 0.1%
Aerospace & Defense - 0.1%
Avio SpA (c)	651	21,793
Leonardo SpA	19	1,208
		23,001
Electrical Equipment - 0.0%
Prysmian SpA	137	18,904
TOTAL INDUSTRIALS		41,905
TOTAL ITALY		1,065,717
JAPAN - 17.3%
Communication Services - 0.5%
Interactive Media & Services - 0.1%
LY Corp	7,567	21,083
Wireless Telecommunication Services - 0.4%
KDDI Corp	5,527	101,828
SoftBank Group Corp	1,781	55,474
		157,302
TOTAL COMMUNICATION SERVICES		178,385
Consumer Discretionary - 2.2%
Automobile Components - 0.3%
Bridgestone Corp	3,722	91,917
Niterra Co Ltd	530	30,951
		122,868
Automobiles - 0.6%
Toyota Motor Corp	7,445	140,894
Yamaha Motor Co Ltd	7,887	65,974
		206,868
Broadline Retail - 0.0%
Rakuten Group Inc (a)	2,207	11,507
Diversified Consumer Services - 0.0%
Aucnet Inc	2,200	18,330
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan	3,751	74,869
Household Durables - 1.0%
Nikon Corp	719	8,543
Panasonic Holdings Corp	10,238	270,718
Sony Group Corp	3,366	78,660
		357,921
Specialty Retail - 0.1%
Sanrio Co Ltd	5,491	44,061
USS Co Ltd	867	10,949
		55,010
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	245	7,223
TOTAL CONSUMER DISCRETIONARY		854,596
Consumer Staples - 0.5%
Food Products - 0.5%
Ajinomoto Co Inc	4,917	151,633
Kikkoman Corp	2,874	29,599
TOTAL CONSUMER STAPLES		181,232
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	8,044	66,432
Financials - 3.9%
Banks - 2.8%
Mitsubishi UFJ Financial Group Inc	21,178	473,042
Mizuho Financial Group Inc	3,558	184,462
Resona Holdings Inc	505	6,848
Sumitomo Mitsui Financial Group Inc	7,993	343,451
Yokohama Financial Group Inc	6,037	68,718
		1,076,521
Capital Markets - 0.3%
Daiwa Securities Group Inc	8,714	97,481
Japan Exchange Group Inc	2,244	30,525
		128,006
Financial Services - 0.2%
ORIX Corp	2,782	112,279
Insurance - 0.6%
Daiichi Life Group Inc	2,862	34,508
Tokio Marine Holdings Inc	3,559	181,390
		215,898
TOTAL FINANCIALS		1,532,704
Health Care - 1.1%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	2,121	324,337
Health Care Providers & Services - 0.0%
H.U. Group Holdings Inc	660	14,105
Pharmaceuticals - 0.2%
Chugai Pharmaceutical Co Ltd	112	4,860
Daiichi Sankyo Co Ltd	459	7,418
Takeda Pharmaceutical Co Ltd	1,875	64,379
		76,657
TOTAL HEALTH CARE		415,099
Industrials - 4.6%
Building Products - 0.1%
Daikin Industries Ltd	185	26,798
Commercial Services & Supplies - 0.0%
CTS Co Ltd	730	3,852
Midac Holdings Co Ltd	723	9,903
		13,755
Construction & Engineering - 0.1%
Kajima Corp	212	7,084
Obayashi Corp	1,832	36,007
Taisei Corp	144	11,664
		54,755
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	349	30,457
Furukawa Electric Co Ltd	333	6,354
Mitsubishi Electric Corp	568	20,461
		57,272
Ground Transportation - 0.1%
Hankyu Hanshin Holdings Inc	781	23,108
Kyushu Railway Co	443	9,997
		33,105
Industrial Conglomerates - 0.9%
Hitachi Ltd	11,230	368,014
Machinery - 2.1%
Daifuku Co Ltd	1,423	52,418
Ebara Corp	2,936	99,670
FANUC Corp	1,551	62,498
IHI Corp	1,345	23,517
Komatsu Ltd	2,625	113,899
Meidensha Corp	134	7,901
Mitsubishi Heavy Industries Ltd	17,229	402,511
		762,414
Passenger Airlines - 0.2%
ANA Holdings Inc	4,722	92,229
Professional Services - 0.1%
Recruit Holdings Co Ltd	583	46,104
Trading Companies & Distributors - 0.9%
ITOCHU Corp	20,267	254,343
Marubeni Corp	2,326	75,178
Mitani Corp	453	8,226
		337,747
TOTAL INDUSTRIALS		1,792,193
Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 0.9%
Anritsu Corp	295	6,447
Azbil Corp	11,400	118,048
Ibiden Co Ltd	218	21,809
Keyence Corp	212	106,336
Murata Manufacturing Co Ltd	820	37,363
Yokogawa Electric Corp	1,906	67,977
		357,980
IT Services - 0.3%
Fujitsu Ltd	1,715	39,530
NEC Corp	1,193	35,454
Nomura Research Institute Ltd	806	23,844
		98,828
Semiconductors & Semiconductor Equipment - 2.7%
Advantest Corp	2,564	506,601
Disco Corp	635	226,971
Lasertec Corp	360	82,704
Renesas Electronics Corp	8,232	165,000
Shibaura Mechatronics Corp	212	5,648
Tokyo Electron Ltd	241	80,575
		1,067,499
TOTAL INFORMATION TECHNOLOGY		1,524,307
Materials - 0.5%
Chemicals - 0.3%
Asahi Kasei Corp	4,494	47,973
Mitsubishi Chemical Group Corp	1,482	10,906
Resonac Holdings Corp	78	6,497
Shin-Etsu Chemical Co Ltd	1,080	38,502
Toray Industries Inc	3,360	24,136
Toyo Gosei Co Ltd	82	6,501
		134,515
Metals & Mining - 0.2%
JX Advanced Metals Corp	1,053	24,396
Mitsui Kinzoku Co Ltd	106	19,957
Sumitomo Metal Mining Co Ltd	281	14,124
		58,477
TOTAL MATERIALS		192,992
TOTAL JAPAN		6,737,940
NETHERLANDS - 5.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	15,498	73,179
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken NV	648	58,670
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	181	7,171
Food Products - 0.0%
JDE Peet's NV	575	21,119
TOTAL CONSUMER STAPLES		86,960
Industrials - 0.0%
Construction & Engineering - 0.0%
Koninklijke Heijmans N.V depository receipt	143	15,410
Professional Services - 0.0%
Wolters Kluwer NV	72	5,652
TOTAL INDUSTRIALS		21,062
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
ASM International NV	161	148,749
ASML Holding NV	908	1,496,335
BE Semiconductor Industries NV	299	68,354
		1,713,438
Software - 0.0%
Nebius Group NV Class A (a)	36	6,855
TOTAL INFORMATION TECHNOLOGY		1,720,293
Materials - 0.2%
Chemicals - 0.2%
Akzo Nobel NV	837	58,626
TOTAL NETHERLANDS		1,960,120
NEW ZEALAND - 0.1%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,019	15,479
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	7,314	24,526
TOTAL NEW ZEALAND		40,005
NORWAY - 0.9%
Consumer Staples - 0.4%
Food Products - 0.4%
Mowi ASA	2,356	50,364
Orkla ASA	7,740	85,976
TOTAL CONSUMER STAPLES		136,340
Energy - 0.4%
Energy Equipment & Services - 0.0%
TGS ASA	1	13
Oil, Gas & Consumable Fuels - 0.4%
Aker BP ASA	1,437	50,718
Equinor ASA	2,141	87,890
		138,608
TOTAL ENERGY		138,621
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	2,117	66,162
TOTAL NORWAY		341,123
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (a)	1,926	34,336
PORTUGAL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Galp Energia SGPS SA	7,049	160,087
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	6,221	7,640
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	2,135	11,005
TOTAL PORTUGAL		178,732
SINGAPORE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	5,927	20,507
Financials - 0.4%
Banks - 0.2%
DBS Group Holdings Ltd	700	40,388
United Overseas Bank Ltd	698	23,605
		63,993
Capital Markets - 0.2%
Singapore Exchange Ltd	4,243	80,890
TOTAL FINANCIALS		144,883
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Keppel Ltd	1,229	10,976
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	418	22,016
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	3,725	16,022
TOTAL SINGAPORE		214,404
SPAIN - 3.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (b)(c)	918	28,517
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	1,081	66,716
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	2,030	61,958
Financials - 2.3%
Banks - 2.3%
Banco Santander SA	34,968	497,324
Bankinter SA	511	9,387
CaixaBank SA	24,947	362,389
		869,100
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,648	14,196
TOTAL FINANCIALS		883,296
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	297	37,776
Utilities - 1.0%
Electric Utilities - 1.0%
Acciona SA	170	46,774
Endesa SA	1,610	78,644
Iberdrola SA	10,850	258,367
		383,785
Gas Utilities - 0.0%
Naturgy Energy Group SA	563	18,781
TOTAL UTILITIES		402,566
TOTAL SPAIN		1,480,829
SWEDEN - 3.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telia Co AB	17,656	81,918
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (a)(b)	420	32,119
Consumer Staples - 0.0%
Food Products - 0.0%
AAK AB	630	13,590
Financials - 0.0%
Capital Markets - 0.0%
EQT AB	439	14,923
Industrials - 2.4%
Aerospace & Defense - 0.0%
Invisio AB	503	10,976
Building Products - 0.5%
Assa Abloy AB B Shares	4,466	165,714
Nibe Industrier AB B Shares	3,111	12,461
		178,175
Machinery - 1.5%
Atlas Copco AB A Shares	10,910	230,526
Epiroc AB A Shares	8,932	228,987
Epiroc AB B Shares	869	19,037
Sandvik AB	2,761	103,247
		581,797
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	3,384	123,175
Bergman & Beving AB B Shares	720	20,718
		143,893
TOTAL INDUSTRIALS		914,841
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Lagercrantz Group AB B Shares	872	20,513
Materials - 0.5%
Metals & Mining - 0.3%
Alleima AB	1,244	14,763
Boliden AB	2,070	103,650
		118,413
Paper & Forest Products - 0.2%
Svenska Cellulosa AB SCA B Shares	6,861	77,997
TOTAL MATERIALS		196,410
TOTAL SWEDEN		1,274,314
SWITZERLAND - 4.5%
Financials - 1.8%
Capital Markets - 0.8%
UBS Group AG	5,064	266,527
UBS Group AG (United States)	783	41,295
		307,822
Insurance - 1.0%
Swiss Life Holding AG	2	2,362
Zurich Insurance Group AG	504	383,911
		386,273
TOTAL FINANCIALS		694,095
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	112	30,478
Life Sciences Tools & Services - 0.2%
Lonza Group AG	121	84,145
Tecan Group AG	33	7,596
		91,741
Pharmaceuticals - 0.1%
Galderma Group AG	110	23,937
TOTAL HEALTH CARE		146,156
Industrials - 1.6%
Building Products - 0.1%
Belimo Holding AG	48	49,873
Electrical Equipment - 1.2%
ABB Ltd	4,322	426,404
Machinery - 0.1%
VAT Group AG (b)(c)	57	42,444
Marine Transportation - 0.2%
Kuehne + Nagel International AG	259	65,899
Professional Services - 0.0%
SGS SA	162	19,193
TOTAL INDUSTRIALS		603,813
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	450	45,687
Materials - 0.3%
Chemicals - 0.3%
Givaudan SA	17	67,920
Sika AG	282	63,447
TOTAL MATERIALS		131,367
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
PSP Swiss Property AG	140	25,283
Swiss Prime Site AG	592	96,513
TOTAL REAL ESTATE		121,796
TOTAL SWITZERLAND		1,742,914
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	9,232	683,165
UNITED KINGDOM - 12.0%
Communication Services - 0.3%
Media - 0.3%
Informa PLC	9,554	114,059
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
AB Dynamics PLC	1,771	17,663
Distributors - 0.0%
Inchcape PLC	925	10,452
Diversified Consumer Services - 0.1%
ME Group International PLC	18,134	27,080
Hotels, Restaurants & Leisure - 0.9%
Compass Group PLC	9,055	287,134
Playtech Plc (a)	1,385	7,067
		294,201
Household Durables - 0.1%
Barratt Redrow PLC	13,709	54,483
Leisure Products - 0.1%
Games Workshop Group PLC	114	29,377
Specialty Retail - 0.1%
Kingfisher PLC	13,528	56,438
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (a)	794	12,708
TOTAL CONSUMER DISCRETIONARY		502,402
Consumer Staples - 0.7%
Beverages - 0.3%
Diageo PLC	4,813	105,734
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	6,413	31,063
Tesco PLC	3,635	23,926
		54,989
Personal Care Products - 0.3%
Unilever PLC	1,560	99,259
TOTAL CONSUMER STAPLES		259,982
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCC Energy plc	454	38,732
Financials - 3.3%
Banks - 2.4%
Barclays PLC	5,502	37,818
HSBC Holdings PLC	13,368	284,677
Lloyds Banking Group PLC	151,746	234,541
NatWest Group PLC	24,635	232,373
Standard Chartered PLC	4,611	136,336
		925,745
Capital Markets - 0.3%
3i Group PLC	1,480	56,977
London Stock Exchange Group PLC	391	43,985
Schroders PLC	510	4,044
St James's Place PLC	997	14,156
		119,162
Insurance - 0.6%
Admiral Group PLC	499	25,368
Aviva PLC	9,387	87,855
Beazley PLC	4,974	86,511
Legal & General Group PLC	10,237	41,446
		241,180
TOTAL FINANCIALS		1,286,087
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	1,822	310,191
GSK PLC	4,159	108,146
TOTAL HEALTH CARE		418,337
Industrials - 3.9%
Aerospace & Defense - 2.1%
Avon Technologies PLC	2,741	63,023
BAE Systems PLC	26,413	747,735
		810,758
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	3,494	16,091
Verisure PLC (a)	637	7,911
		24,002
Construction & Engineering - 0.2%
Balfour Beatty PLC	5,982	69,537
Industrial Conglomerates - 0.5%
Smiths Group PLC	4,995	177,860
Machinery - 0.0%
Bodycote PLC	2,334	22,727
Marine Transportation - 0.0%
Clarkson PLC	206	13,132
Professional Services - 0.2%
RELX PLC	1,808	63,591
Trading Companies & Distributors - 0.8%
Bunzl PLC	879	33,195
Diploma PLC	1,690	166,727
Howden Joinery Group PLC	8,765	93,146
		293,068
TOTAL INDUSTRIALS		1,474,675
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	1,213	57,710
Oxford Instruments PLC	895	32,954
		90,664
Software - 0.1%
Sage Group PLC/The	3,141	41,198
TOTAL INFORMATION TECHNOLOGY		131,862
Materials - 0.0%
Metals & Mining - 0.0%
Hill & Smith PLC	203	7,797
Real Estate - 0.3%
Diversified REITs - 0.1%
Land Securities Group PLC	3,857	36,737
Industrial REITs - 0.2%
Segro PLC	6,873	89,389
TOTAL REAL ESTATE		126,126
Utilities - 0.7%
Electric Utilities - 0.5%
SSE PLC	5,805	183,400
Multi-Utilities - 0.2%
National Grid PLC	6,408	102,565
TOTAL UTILITIES		285,965
TOTAL UNITED KINGDOM		4,646,024
UNITED STATES - 8.7%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
InterContinental Hotels Group PLC	863	138,684
InterContinental Hotels Group PLC ADR	1,037	168,285
		306,969
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	180	11,122
TOTAL CONSUMER DISCRETIONARY		318,091
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Shell PLC	1,981	90,674
Shell PLC ADR	2,677	246,230
TOTAL ENERGY		336,904
Financials - 0.1%
Financial Services - 0.1%
Visa Inc Class A	82	30,023
Insurance - 0.0%
Swiss Re AG	96	16,013
TOTAL FINANCIALS		46,036
Health Care - 1.8%
Health Care Equipment & Supplies - 0.1%
Alcon AG	653	44,731
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	673	27,721
Pharmaceuticals - 1.7%
Novartis AG	937	146,539
Roche Holding AG	1,007	440,443
Roche Holding AG bearer shares	128	56,776
		643,758
TOTAL HEALTH CARE		716,210
Industrials - 2.9%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	31	1,280
Electrical Equipment - 2.7%
GE Vernova Inc	338	334,718
Schneider Electric SE	1,998	671,299
		1,006,017
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc	224	52,490
Sunbelt Rentals Holdings Inc (United Kingdom)	362	25,819
		78,309
TOTAL INDUSTRIALS		1,085,606
Materials - 2.2%
Chemicals - 0.7%
Linde PLC	451	215,749
Sherwin-Williams Co/The	200	68,170
		283,919
Construction Materials - 1.5%
CRH PLC	6,083	577,946
TOTAL MATERIALS		861,865
TOTAL UNITED STATES		3,364,712
TOTAL COMMON STOCKS (Cost $29,289,651)		37,027,066

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,494,150)	3.69	1,493,878	1,494,177

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $30,783,801)	38,521,243
NET OTHER ASSETS (LIABILITIES) - 0.9% (d)	343,500
NET ASSETS - 100.0%	38,864,743

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	9	9/2026	1,432,035	17,937

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,263 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $143,937 or 0.4% of net assets.

(d)	Includes $38,612 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,089,069	11,432,864	11,027,767	32,369	(16)	27	1,494,177	1,493,878
	1,089,069	11,432,864	11,027,767	32,369	(16)	27	1,494,177

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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